INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 0.6%
4,716	Teledyne Technologies, Inc.(a)	$ 1,737,186

	BANKING - 1.4%
6,526	Signature Bank	1,137,873
6,345	SVB Financial Group(a)	2,579,370
		3,717,243
	BIOTECH & PHARMA - 1.5%
12,139	Alnylam Pharmaceuticals, Inc.(a)	2,508,767
21,945	Incyte Corporation(a)	1,545,586
		4,054,353
	CHEMICALS - 2.2%
12,344	Albemarle Corporation	3,307,699
8,465	Avery Dennison Corporation	1,554,343
13,435	Eastman Chemical Company	1,222,585
		6,084,627
	COMMERCIAL SUPPORT SERVICES - 3.2%
10,320	Cintas Corporation	4,198,589
31,424	Republic Services, Inc.	4,484,832
		8,683,421
	CONTAINERS & PACKAGING - 0.4%
13,246	Crown Holdings, Inc.	1,199,955

	DATA CENTER REIT - 1.4%
30,457	Digital Realty Trust, Inc.	3,765,399

	DIVERSIFIED INDUSTRIALS - 0.7%
15,201	Dover Corporation	1,899,517

	E-COMMERCE DISCRETIONARY - 0.7%
13,418	Etsy, Inc.(a)	1,417,075
11,825	Wayfair, Inc., Class A(a),(b)	623,296
		2,040,371
	ELECTRIC UTILITIES - 2.6%
65,696	AES Corporation (The)	1,671,963
INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRIC UTILITIES - 2.6% (Continued)
25,130	Alliant Energy Corporation	$ 1,533,935
39,086	Avangrid, Inc.	1,930,848
62,311	CenterPoint Energy, Inc.	1,964,667
		7,101,413
	ELECTRICAL EQUIPMENT - 3.1%
62,561	Amphenol Corporation, Class A	4,600,110
18,918	Cognex Corporation	796,637
18,783	Keysight Technologies, Inc.(a)	3,078,346
		8,475,093
	ENGINEERING & CONSTRUCTION - 0.7%
14,275	Quanta Services, Inc.	2,017,058

	ENTERTAINMENT CONTENT - 2.4%
38,146	AppLovin Corporation(a)	939,536
58,259	Fox Corporation, Class A	1,991,293
271,260	Warner Bros Discovery, Inc.(a)	3,591,482
		6,522,311
	FOOD - 1.0%
55,715	Hormel Foods Corporation	2,801,350

	HEALTH CARE FACILITIES & SERVICES - 3.7%
18,464	Catalent, Inc.(a)	1,624,832
33,453	HCA Healthcare, Inc.	6,619,345
5,721	Molina Healthcare, Inc.(a)	1,930,094
		10,174,271
	HEALTH CARE REIT - 1.0%
60,700	Medical Properties Trust, Inc.	886,827
40,928	Ventas, Inc.	1,958,814
		2,845,641
	INDUSTRIAL REIT - 4.3%
39,180	Duke Realty Corporation	2,305,743
75,627	Prologis, Inc.	9,416,318
		11,722,061
INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
7,629	United Rentals, Inc.(a)	$ 2,227,973

	INSURANCE - 0.5%
25,587	Loews Corporation	1,415,217

	MACHINERY - 1.8%
6,063	Nordson Corporation	1,377,332
13,296	Parker-Hannifin Corporation	3,523,440
		4,900,772
	MEDICAL EQUIPMENT & DEVICES - 9.5%
62,361	Edwards Lifesciences Corporation(a)	5,618,726
17,778	Exact Sciences Corporation(a)	632,008
8,544	IDEXX Laboratories, Inc.(a)	2,970,065
37,033	Intuitive Surgical, Inc.(a)	7,619,170
5,726	Masimo Corporation(a)	841,092
2,369	Mettler-Toledo International, Inc.(a)	2,872,318
14,916	ResMed, Inc.	3,280,327
7,560	West Pharmaceutical Services, Inc.	2,242,976
		26,076,682
	METALS & MINING - 3.3%
178,663	Freeport-McMoRan, Inc.	5,288,425
90,940	Newmont Corporation	3,761,278
		9,049,703
	MULTI ASSET CLASS REIT - 0.6%
20,695	WP Carey, Inc.	1,739,001

	OFFICE REIT - 1.4%
15,871	Alexandria Real Estate Equities, Inc.	2,434,611
17,049	Boston Properties, Inc.	1,354,202
		3,788,813
	OIL & GAS PRODUCERS - 2.8%
74,881	Devon Energy Corporation	5,288,097
19,105	Diamondback Energy, Inc.	2,546,314
		7,834,411
INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
158,169	Schlumberger N.V.	$ 6,034,147

	RESIDENTIAL REIT - 4.1%
10,939	Camden Property Trust	1,405,771
19,894	Equity LifeStyle Properties, Inc.	1,394,569
39,031	Equity Residential	2,856,289
61,992	Invitation Homes, Inc.	2,249,070
12,645	Sun Communities, Inc.	1,943,663
32,397	UDR, Inc.	1,453,653
		11,303,015
	RETAIL - DISCRETIONARY - 1.2%
7,857	Burlington Stores, Inc.(a)	1,101,473
14,637	Genuine Parts Company	2,283,518
		3,384,991
	RETAIL REIT - 1.5%
61,234	Realty Income Corporation	4,181,058

	SELF-STORAGE REIT - 1.0%
13,515	Extra Space Storage, Inc.	2,685,836

	SEMICONDUCTORS - 9.7%
55,164	Analog Devices, Inc.	8,359,001
14,733	Entegris, Inc.	1,397,867
15,596	KLA Corporation	5,367,051
59,081	Microchip Technology, Inc.	3,855,035
51,245	ON Semiconductor Corporation(a)	3,524,119
11,443	Qorvo, Inc.(a)	1,027,353
16,842	Skyworks Solutions, Inc.	1,659,779
16,877	Teradyne, Inc.	1,428,469
		26,618,674
	SOFTWARE - 9.5%
9,082	ANSYS, Inc.(a)	2,255,061
15,691	Ceridian HCM Holding, Inc.(a)	935,811
22,444	DocuSign, Inc.(a)	1,306,690
INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 9.5% (Continued)
6,173	Paycom Software, Inc.(a)	$ 2,167,958
9,970	RingCentral, Inc., Class A(a)	429,109
20,077	ServiceNow, Inc.(a)	8,725,865
15,990	Synopsys, Inc.(a)	5,532,859
4,177	Tyler Technologies, Inc.(a)	1,551,797
15,461	Veeva Systems, Inc., Class A(a)	3,081,687
		25,986,837
	STEEL - 1.5%
31,178	Nucor Corporation	4,144,803

	TECHNOLOGY HARDWARE - 1.2%
23,179	NetApp, Inc.	1,671,901
5,666	Zebra Technologies Corporation, Class A(a)	1,709,093
		3,380,994
	TECHNOLOGY SERVICES - 11.5%
39,597	CoStar Group, Inc.(a)	2,757,535
6,054	EPAM Systems, Inc.(a)	2,582,031
66,011	Fidelity National Information Services, Inc.	6,031,426
8,438	FleetCor Technologies, Inc.(a)	1,793,328
8,219	Gartner, Inc.(a)	2,345,045
29,853	Global Payments, Inc.	3,708,638
4,285	MarketAxess Holdings, Inc.	1,065,208
8,311	MSCI, Inc.	3,733,634
37,769	Paychex, Inc.	4,658,428
15,778	Verisk Analytics, Inc.	2,953,010
		31,628,283
	TRANSPORTATION & LOGISTICS - 2.5%
17,527	Expeditors International of Washington, Inc.	1,803,353
11,278	JB Hunt Transport Services, Inc.	1,962,598
11,296	Old Dominion Freight Line, Inc.	3,065,847
		6,831,798
	TRANSPORTATION EQUIPMENT - 1.8%
37,060	PACCAR, Inc.	3,243,120
INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.8% (Continued)
20,107	Westinghouse Air Brake Technologies Corporation	$ 1,762,379
		5,005,499
	WHOLESALE - DISCRETIONARY - 0.6%
29,004	LKQ Corporation	1,543,593

	TOTAL COMMON STOCKS (Cost $320,846,267)	274,603,370

	COLLATERAL FOR SECURITIES LOANED — 0.2%
	MONEY MARKET FUND - 0.2%
587,520	Fidelity Government Portfolio - Institutional Class, 2.07% (Cost $587,520)(c)(d)	587,520

	TOTAL INVESTMENTS - 100.1% (Cost $321,433,787)	$ 275,190,890
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(200,963)
	NET ASSETS - 100.0%	$ 274,989,927

MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2022 was $575,748.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2022. Total collateral had a value of $587,520 at August 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2022.